Other reserves (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other reserves
Balance at the beginning		¥ (125,880,000)	¥ (186,422,000)	¥ 425,736,000
Translation of foreign operations		(790,000)	(665,000)	574,000
Deregister of subsidiary			17,000
Disposal of subsidiary		(5,000)	18,140,000	20,840,000
Share-based payment		7,514,000	27,515,000	35,462,000
Addition of paid-in capital		170,001,000
Issuance of shares(Note 20)			94,166,000
Transaction costs related to issuance of shares			(5,128,000)
Convertible note convert into shares		24,755,000
Balance at the end		33,629,000	(125,880,000)	(186,422,000)
Share-based compensation expenses		7,514,000	27,528,000	35,463,000
Reserves
Other reserves
Balance at the beginning		1,028,510,000	909,411,000	870,355,000
Translation of foreign operations		(790,000)	(665,000)	574,000
Revaluation of investment properties upon transfer from property, plant and equipment		(1,498,000)	5,964,000
Deregister of subsidiary			17,000
Further acquisition of interests in a subsidiary (Note 31)				(555,000)
Disposal of subsidiary		(5,000)
Partial disposal of interests in a subsidiary without loss of control (Note 31)			(2,613,000)	3,575,000
Share-based payment		7,500,000	27,515,000	35,462,000
Addition of paid-in capital		170,001,000
Issuance of shares(Note 20)			94,009,000
Transaction costs related to issuance of shares			(5,128,000)
Convertible note convert into shares		24,417,000
Balance at the end		1,228,135,000	1,028,510,000	909,411,000
Capital reserve
Other reserves
Balance at the beginning		796,932,000	707,890,000	707,510,000
Deregister of subsidiary			17,000
Further acquisition of interests in a subsidiary (Note 31)				380,000
Addition of paid-in capital		170,001,000
Issuance of shares(Note 20)			94,153,000
Transaction costs related to issuance of shares			(5,128,000)
Convertible note convert into shares		24,417,000
Balance at the end		991,350,000	796,932,000	707,890,000
Merger reserve
Other reserves
Balance at the beginning		(10,000,000)	(10,000,000)	(10,000,000)
Balance at the end		(10,000,000)	(10,000,000)	(10,000,000)
Statutory reserve
Other reserves
Balance at the beginning		42,777,000	42,777,000	42,777,000
Disposal of subsidiary		(5,000)
Balance at the end		¥ 42,772,000	42,777,000	42,777,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional		50.00%
Share-based compensation reserve
Other reserves
Balance at the beginning		¥ 257,692,000	230,177,000	194,715,000
Share-based payment		7,500,000	27,515,000	35,462,000
Balance at the end		¥ 265,192,000	257,692,000	230,177,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional		10.00%
Reserve resulting from lapsing of options	¥ 27,515,000
Other reserve
Other reserves
Balance at the beginning		¥ (58,891,000)	(61,433,000)	(64,647,000)
Translation of foreign operations		(790,000)	(665,000)	574,000
Revaluation of investment properties upon transfer from property, plant and equipment		(1,498,000)	5,964,000
Further acquisition of interests in a subsidiary (Note 31)				(935,000)
Partial disposal of interests in a subsidiary without loss of control (Note 31)			(2,613,000)	3,575,000
Issuance of shares(Note 20)			(144,000)
Balance at the end		(61,179,000)	¥ (58,891,000)	¥ (61,433,000)
Share-based compensation expenses		¥ 4,226,000